Stock-Based Compensation - Additional Information (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation plan, shares of common stock to be issued or transferred upon exercise of each of the stock acquisition rights	1,000
Stock-based compensation plan, exercise price per share	¥ 1
Stock-based compensation plan, contractual term (in years)	20 years
Mizuho Financial Group Inc, Mizuho Bank Limited, Mizuho Trust & Banking Limited and Mizuho Securities Corporation Limited
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation plan, exercise price per share	¥ 0
Stock-based compensation plan, weighted-average grant-date fair value	¥ 186,990	¥ 192,610	¥ 113,250
Stock-based compensation plan, compensation cost recognized in income	¥ 1,795	¥ 1,527	¥ 1,333